Short and long-term documents:	12 Months Ended
Dec. 31, 2021
Short and long-term documents:
Short and long-term documents:

Note 11 — Short and long-term documents:

As a result of including Aerostar in the consolidation, as from May 31, 2017, the following long-term debt is recorded.

To finance a portion of the agreement payment to the Puerto Rico Authority, and certain other costs and expenditures associated with it, Aerostar entered into a Note Purchase Agreement in March 22, 2013 where Aerostar authorized the issue of subordinated bonds and sale of an aggregate principal of Ps.4,471 million pesos (USD350 million) maturing on March 22, 2035 in accordance with the following conditions:

Performance	2.39%
Spread credit (bps)	+336
Coupon	5.75%

On June 24, 2015, Aerostar signed an agreement for private placement of bonds in the amount of Ps.737 million pesos (USD50 million), maturing on March 22, 2035, based on the following conditions:

Performance	6.75%

At December 31, 2020 the integration of the debt is shown as follows:

	Credit line	Interest	Credit line		Principal amortization		Interest		Term				Fair
	used in thousand USD	in USD	in pesos		in pesos		in pesos		Short		Long		value

Loan	$400,000	$10,577	Ps.	7,265,206	Ps.	(253,925)	Ps.	(39,105)	Ps.	330,235	Ps.	6,641,941	Ps.	7,697,476

At December 31, 2021 the integration of the debt is shown as follows:

	Credit line	Interest	Credit line		Principal amortization		Interest		Term				Fair
	used in thousand USD	in USD	in pesos		in pesos		in pesos		Short		Long		value

Loan	$400,000	$11,102	Ps.	7,207,061	Ps.	(220,961)	Ps.	(34,031)	Ps.	353,672	Ps.	6,598,397	Ps.	7,619,720

Inputs:

2020:

Corporate risk through Yield Spreads to Maturity of comparable bonds of the “Transportations and Logistics” sector.

Level 2 of fair value hierarchy.

2021:

Corporate risk through Yield Spreads to Maturity of comparable bonds of the “Transportations and Logistics” sector at December 31, 2021.

Level 2 of fair value hierarchy.

Methodology:

The following methodology was used to determine fair value in the terms of IFRS 13 the valuation technique used is one recognized in the financial environment (estimated future cash flows discounted at their present value) using market information available at the valuation date.